Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	[1]	$ 71,308
Other comprehensive income/(loss)	[2]		$ 1,715	$ (1,514)
Ending balance	[1]	63,407	71,308
Accumulated Other Comprehensive Income/(Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		(9,321)	(11,036)	(9,522)
Other comprehensive income/(loss)	[2]	(1,041)
Other comprehensive income/(loss) due to the adoption of new accounting standards	[3]				$ (913)
Ending balance		(11,275)	(9,321)	(11,036)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		(5,180)	(6,659)	(5,863)
Other comprehensive income/(loss)	[2]	(893)	1,479	(797)
Ending balance		(6,075)	(5,180)	(6,659)
Derivative Financial Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		(30)	348	421
Other comprehensive income/(loss)	[2]	198	(378)	(73)
Ending balance		167	(30)	348
Available-For-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		401	(131)	(227)
Other comprehensive income/(loss)	[2]	(53)	532	96
Ending balance		(68)	401	(131)
Actuarial Gains/(Losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		(5,262)	(5,473)	(4,733)
Other comprehensive income/(loss)	[2]	(128)	211	(740)
Ending balance		(6,027)	(5,262)	(5,473)
Prior Service (Costs)/Credits and Other [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		750	879	880
Other comprehensive income/(loss)	[2]	(166)	(129)	(1)
Ending balance		$ 728	$ 750	$ 879
Financial Assets and Liabilities [Member] | Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Other comprehensive income/(loss) due to the adoption of new accounting standards	[3]				(2)
Financial Assets and Liabilities [Member] | Available-For-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Other comprehensive income/(loss) due to the adoption of new accounting standards	[3]				(416)
Reclassification of Certain Tax Effects from AOCI [Member] | Derivative Financial Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Other comprehensive income/(loss) due to the adoption of new accounting standards	[3]				(1)
Reclassification of Certain Tax Effects from AOCI [Member] | Actuarial Gains/(Losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Other comprehensive income/(loss) due to the adoption of new accounting standards	[3]				(637)
Reclassification of Certain Tax Effects from AOCI [Member] | Prior Service (Costs)/Credits and Other [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Other comprehensive income/(loss) due to the adoption of new accounting standards	[3]				$ 144

[1]	Amounts may not add due to rounding.
[2]	Amounts do not include foreign currency translation adjustments attributable to noncontrolling interests of $20 million loss in 2018, $14 million income in 2017 and $3 million loss in 2016.
[3]	Amounts represent the cumulative effect adjustments as of January 1, 2018 from the adoption of new accounting standards related to (i) financial assets and liabilities and (ii) the reclassification of certain tax effects from AOCI. For additional information, see Note 1B.